Note 14 - Other Expenses (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2018	2017	2018	2017
Amortization of other intangible assets	$7,307	$5,439	$16,647	$13,230
Depreciation of property, plant and equipment	1,171	1,041	3,029	3,023
Bad debt expense	20,205	13,056	65,389	42,091
Share-based compensation	1,437	1,665	4,706	18,628
	$30,120	$21,201	$89,771	$76,972

Disclosure of employee benefits [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2018	2017	2018	2017
Wages, salaries and commissions	$67,925	$58,838	$196,452	$171,456
Benefits	3,726	7,708	20,299	20,211
	$71,651	$66,546	$216,751	$191,667